Principal Subsidiaries - Summary of Information About Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2024
WeRide Corp. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	WeRide Corp.
Country of incorporation of subsidiary	the U.S.
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Research and development of autonomous driving technology
WeRide HK [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	WeRide HK
Country of incorporation of subsidiary	the PRC Hong Kong
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Holding company
WeRide (Singapore) Pte. Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	WeRide (Singapore) Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
WeRide Middle East General Trading Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	WeRide Middle East General Trading Ltd.
Country of incorporation of subsidiary	Abu Dhabi
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Guangzhou Wenyuan [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Guangzhou Wenyuan
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Guangzhou Jingqi [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Guangzhou Jingqi
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Wenyuan Yuexing (Guangdong) Travel Technology Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Wenyuan Yuexing (Guangdong) Travel Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Wenyuan Suxing (Jiangsu) Technology Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Wenyuan Suxing (Jiangsu) Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Wuxi WeRide Intelligent Technology Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Wuxi WeRide Intelligent Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Shanghai Wenyuan Zhixing Technology Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Shanghai Wenyuan Zhixing Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Shenzhen Wenyuan Zhixing Intelligent Technology Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Shenzhen Wenyuan Zhixing Intelligent Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Wenyuan Jingxing (Beijing) Technology Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Wenyuan Jingxing (Beijing) Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Taizhou Wenyuan Zhixing Intelligent Technology Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Taizhou Wenyuan Zhixing Intelligent Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services
Shanghai Wenyuan Zhixing Automotive Technology Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Shanghai Wenyuan Zhixing Automotive Technology Co., Ltd.
Country of incorporation of subsidiary	Chinese Mainland
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Sales of autonomous driving products and provision of related services